JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.6%
Aerospace & Defense — 1.7%
General Dynamics Corp.	57	7,602
Northrop Grumman Corp.	79	24,052
United Technologies Corp.	301	28,419

		60,073

Airlines — 0.3%
Delta Air Lines, Inc.	154	4,392
Southwest Airlines Co.	112	3,979
United Airlines Holdings, Inc. *	38	1,198

		9,569

Auto Components — 0.1%
Magna International, Inc. (Canada)	146	4,666

Automobiles — 0.2%
General Motors Co.	351	7,302

Banks — 2.9%
Bank of America Corp.	1,017	21,598
Citigroup, Inc.	927	39,033
Citizens Financial Group, Inc.	352	6,612
Fifth Third Bancorp	110	1,636
KeyCorp	1,138	11,805
Regions Financial Corp.	1,022	9,165
Wells Fargo & Co.	477	13,692

		103,541

Beverages — 1.7%
Coca-Cola Co. (The)	767	33,923
Constellation Brands, Inc., Class A	136	19,536
Monster Beverage Corp. *	63	3,538
PepsiCo, Inc.	20	2,410

		59,407

Biotechnology — 2.8%
AbbVie, Inc.	490	37,370
Alexion Pharmaceuticals, Inc. *	80	7,193
Amgen, Inc.	33	6,618
Biogen, Inc. *	44	13,901
Gilead Sciences, Inc.	53	3,932
Regeneron Pharmaceuticals, Inc. *	31	15,099
Vertex Pharmaceuticals, Inc. *	55	13,118

		97,231

Building Products — 0.6%
Masco Corp.	277	9,592
Trane Technologies plc	125	10,320

		19,912

Capital Markets — 3.3%
Ameriprise Financial, Inc.	36	3,728
BlackRock, Inc.	31	13,673
Charles Schwab Corp. (The)	280	9,420
CME Group, Inc.	87	15,060
Goldman Sachs Group, Inc. (The)	69	10,605
MarketAxess Holdings, Inc.	10	3,317
Morgan Stanley	816	27,744
S&P Global, Inc.	68	16,548
State Street Corp.	268	14,260
T. Rowe Price Group, Inc.	33	3,213

		117,568

Chemicals — 1.5%
Air Products & Chemicals, Inc.	35	7,006
Celanese Corp.	111	8,152
Dow, Inc.	215	6,277
DuPont de Nemours, Inc.	127	4,316
Eastman Chemical Co.	240	11,159
Linde plc (United Kingdom)	61	10,597
LyondellBasell Industries NV, Class A	81	4,024

		51,531

Commercial Services & Supplies — 0.1%
Cintas Corp.	17	2,963

Communications Equipment — 0.3%
Cisco Systems, Inc.	190	7,458
Motorola Solutions, Inc.	16	2,104

		9,562

Consumer Finance — 0.9%
American Express Co.	200	17,163
Capital One Financial Corp.	273	13,789

		30,952

Containers & Packaging — 0.7%
Avery Dennison Corp.	98	9,963
Crown Holdings, Inc. *	117	6,777
Packaging Corp. of America	32	2,767
Westrock Co.	141	3,996

		23,503

Diversified Consumer Services — 0.0% (a)
H&R Block, Inc.	64	895

Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B *	339	62,010
Voya Financial, Inc.	179	7,262

		69,272

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	246	7,165
Verizon Communications, Inc.	798	42,880

		50,045

Electric Utilities — 3.0%
American Electric Power Co., Inc.	144	11,485
Duke Energy Corp.	121	9,754
Edison International	58	3,172
Entergy Corp.	240	22,573
NextEra Energy, Inc.	183	43,942
Southern Co. (The)	139	7,509
Xcel Energy, Inc.	119	7,192

		105,627

Electrical Equipment — 1.0%
Eaton Corp. plc	336	26,134
Emerson Electric Co.	171	8,129

		34,263

Entertainment — 1.1%
Electronic Arts, Inc. *	67	6,745
Netflix, Inc. *	87	32,721

		39,466

JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Equity Real Estate Investment Trusts (REITs) — 2.1%
Equinix, Inc.	32	20,136
Equity Residential	241	14,875
Mid-America Apartment Communities, Inc.	64	6,621
Prologis, Inc.	303	24,327
SBA Communications Corp.	7	1,782
Sun Communities, Inc.	22	2,747
Ventas, Inc.	126	3,381

		73,869

Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	101	28,656
Kroger Co. (The)	129	3,897
Sysco Corp.	54	2,469

		35,022

Food Products — 0.8%
Conagra Brands, Inc.	80	2,349
Mondelez International, Inc., Class A	517	25,898

		28,247

Health Care Equipment & Supplies — 3.0%
Baxter International, Inc.	234	19,012
Boston Scientific Corp. *	280	9,126
Edwards Lifesciences Corp. *	33	6,243
Intuitive Surgical, Inc. *	13	6,348
Medtronic plc	468	42,179
Zimmer Biomet Holdings, Inc.	216	21,791

		104,699

Health Care Providers & Services — 3.1%
Anthem, Inc.	54	12,172
Cigna Corp.	96	16,981
DaVita, Inc. *	88	6,693
McKesson Corp.	101	13,647
UnitedHealth Group, Inc.	231	57,661

		107,154

Hotels, Restaurants & Leisure — 0.7%
Hilton Worldwide Holdings, Inc.	123	8,384
McDonald’s Corp.	49	8,019
Yum! Brands, Inc.	139	9,558

		25,961

Household Durables — 0.3%
Lennar Corp., Class A	241	9,204

Household Products — 1.8%
Kimberly-Clark Corp.	54	6,877
Procter & Gamble Co. (The)	528	58,069

		64,946

Industrial Conglomerates — 1.2%
Honeywell International, Inc.	314	42,020

Insurance — 1.6%
Allstate Corp. (The)	248	22,729
Arch Capital Group Ltd. *	70	2,001
Arthur J Gallagher & Co.	45	3,669
Cincinnati Financial Corp.	40	3,048
Hartford Financial Services Group, Inc. (The)	395	13,916
Marsh & McLennan Cos., Inc.	143	12,381

		57,744

Interactive Media & Services — 5.2%
Alphabet, Inc., Class A *	54	63,190
Alphabet, Inc., Class C *	48	56,326
Facebook, Inc., Class A *	385	64,152

		183,668

Internet & Direct Marketing Retail — 4.6%
Amazon.com, Inc. *	77	149,487
Booking Holdings, Inc. *	5	7,053
Expedia Group, Inc.	105	5,919

		162,459

IT Services — 6.4%
Accenture plc, Class A	142	23,208
Automatic Data Processing, Inc.	162	22,090
Fiserv, Inc. *	97	9,215
FleetCor Technologies, Inc. *	17	3,190
International Business Machines Corp.	237	26,246
Leidos Holdings, Inc.	154	14,132
Mastercard, Inc., Class A	276	66,769
PayPal Holdings, Inc. *	402	38,525
Visa, Inc., Class A	128	20,607

		223,982

Life Sciences Tools & Services — 1.3%
Illumina, Inc. *	24	6,477
Thermo Fisher Scientific, Inc.	135	38,233

		44,710

Machinery — 1.6%
Cummins, Inc.	114	15,485
Deere & Co.	50	6,936
Ingersoll Rand, Inc. *	110	2,734
Parker-Hannifin Corp.	108	14,008
Snap-on, Inc.	38	4,087
Stanley Black & Decker, Inc.	146	14,596

		57,846

Media — 2.7%
Altice USA, Inc., Class A *	169	3,772
Charter Communications, Inc., Class A *	84	36,590
Comcast Corp., Class A	1,218	41,879
Discovery, Inc., Class A *	349	6,785
Discovery, Inc., Class C *	381	6,686

		95,712

Metals & Mining — 0.2%
Newmont Corp.	128	5,803

Multiline Retail — 0.4%
Target Corp.	139	12,914

Multi-Utilities — 0.5%
Ameren Corp.	94	6,810
CMS Energy Corp.	166	9,758
Sempra Energy	14	1,604

		18,172

Oil, Gas & Consumable Fuels — 2.5%
Chevron Corp.	525	38,013
Diamondback Energy, Inc.	139	3,640
EOG Resources, Inc.	359	12,910
Exxon Mobil Corp.	127	4,831
Marathon Petroleum Corp.	360	8,497
ONEOK, Inc.	312	6,795
Phillips 66	46	2,484
Pioneer Natural Resources Co.	175	12,272

		89,442

JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Pharmaceuticals — 5.1%
Allergan plc	47	8,238
Bristol-Myers Squibb Co.	713	39,762
Eli Lilly & Co.	250	34,746
Johnson & Johnson	281	36,805
Merck & Co., Inc.	641	49,283
Pfizer, Inc.	295	9,622

		178,456

Professional Services — 0.1%
Verisk Analytics, Inc.	14	1,923

Road & Rail — 1.3%
Kansas City Southern	68	8,664
Lyft, Inc., Class A *	57	1,541
Norfolk Southern Corp.	179	26,113
Union Pacific Corp.	61	8,611

		44,929

Semiconductors & Semiconductor Equipment — 4.7%
Advanced Micro Devices, Inc. *	328	14,918
Analog Devices, Inc.	265	23,730
Intel Corp.	158	8,554
Lam Research Corp.	46	11,136
Microchip Technology, Inc.	61	4,149
Micron Technology, Inc. *	88	3,680
NVIDIA Corp.	127	33,553
NXP Semiconductors NV (Netherlands)	161	13,352
Qorvo, Inc. *	62	4,959
QUALCOMM, Inc.	40	2,720
Teradyne, Inc.	181	9,829
Texas Instruments, Inc.	333	33,257

		163,837

Software — 8.4%
Fortinet, Inc. *	23	2,337
Intuit, Inc.	119	27,416
Microsoft Corp.	1,435	226,236
salesforce.com, Inc. *	244	35,150
Workday, Inc., Class A *	28	3,581

		294,720

Specialty Retail — 3.4%
AutoZone, Inc. *	20	17,323
Best Buy Co., Inc.	267	15,206
Home Depot, Inc. (The)	175	32,612
Lowe’s Cos., Inc.	290	24,945
Ross Stores, Inc.	135	11,779
TJX Cos., Inc. (The)	360	17,210

		119,075

Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc.	703	178,690
HP, Inc.	542	9,411

		188,101

Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class B	309	25,527
Ralph Lauren Corp.	42	2,802

		28,329

Tobacco — 1.5%
Altria Group, Inc.	395	15,267
Philip Morris International, Inc.	493	35,954

		51,221

Trading Companies & Distributors — 0.1%
HD Supply Holdings, Inc. *	135	3,835

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. *	96	8,087

TOTAL COMMON STOCKS (Cost $2,843,903)		3,423,435

SHORT-TERM INVESTMENTS — 2.1%
INVESTMENT COMPANIES — 2.1%
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (b) (c) (Cost $72,755)	72,748	72,755

Total Investments — 99.7% (Cost $2,916,658)		3,496,190
Other Assets Less Liabilities — 0.3%		9,781

Net Assets — 100.0%		3,505,971

Percentages indicated are based on net assets.

JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	600	06/2020	USD	77,175	4,304

Abbreviations
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,496,190	$—	$—	$3,496,190

Appreciation in Other Financial Instruments
Futures Contracts (a)	$4,304	$—	$—	$4,304

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

U.S. Research Enhanced Equity Fund

For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (a) (b)	$39,677	$949,117	$916,006	$(29)	$(4)	$72,755	72,748	$696	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.